Offerings - Offering: 1	Sep. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the Health Catalyst, Inc. 2026 Employment Inducement Incentive Plan
Amount Registered | shares	2,747,385
Proposed Maximum Offering Price per Unit	1.67
Maximum Aggregate Offering Price	$ 4,588,133
Amount of Registration Fee	$ 634.00
Offering Note
(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock, $0.001 par value per share (“Common Stock”), that become issuable under the Registrant’s Health Catalyst Inc. 2026 Employment Inducement Incentive Plan (the "2026 Inducement Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act on the basis of $1.67 per share, which represents the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on September 8, 2026.
(3) Represents 2,747,385 shares of common stock available for future issuance under the 2026 Inducement Plan.